FAIR VALUE MEASUREMENTS - Change in Fair Value of Level 3 (Details) - USD ($)		8 Months Ended	12 Months Ended
	Apr. 21, 2021	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Private Placement | TKB CRITICAL TECHNOLOGIES 1
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Derivative warrant liabilities, at beginning	$ 0	$ 0	$ 5,160,000
Change in fair value	10,212,500	(5,052,500)	(4,926,275)
Derivative warrant liabilities, at ending		5,160,000	233,725	$ 5,160,000
Public | TKB CRITICAL TECHNOLOGIES 1
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Derivative warrant liabilities, at beginning	0	0	5,520,000
Change in fair value	10,925,000	(5,405,000)	(5,270,450)
Derivative warrant liabilities, at ending		5,520,000	249,550	5,520,000
Warrant Liabilities | TKB CRITICAL TECHNOLOGIES 1
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Derivative warrant liabilities, at beginning	0	0	10,680,000
Change in fair value	21,137,500	(10,457,500)	(10,196,725)
Derivative warrant liabilities, at ending		10,680,000	483,275	10,680,000
Private Placement | Warrant
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Transfer of private warrants to Level 2 measurement			5,160,000
Private Placement | TKB CRITICAL TECHNOLOGIES 1 | Warrant
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Derivative warrant liabilities, at beginning	0	0	0
Change in fair value		(5,052,500)
Derivative warrant liabilities, at ending		0		0
Initial fair value at issuance of public and private placement warrants		10,212,500
Transfer of public warrants to Level 1 measurement		0
Transfer of private warrants to Level 2 measurement		(5,160,000)
Public | Warrant
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Transfer of public warrants to Level 1 measurement				5,520,000
Public | TKB CRITICAL TECHNOLOGIES 1 | Warrant
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Derivative warrant liabilities, at beginning	0	0	0
Change in fair value		(5,405,000)
Derivative warrant liabilities, at ending		0		0
Initial fair value at issuance of public and private placement warrants		10,925,000
Transfer of public warrants to Level 1 measurement		(5,520,000)
Warrant Liability | TKB CRITICAL TECHNOLOGIES 1 | Warrant
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Derivative warrant liabilities, at beginning	$ 0	0	$ 0
Change in fair value		(10,457,500)
Derivative warrant liabilities, at ending		0		$ 0
Initial fair value at issuance of public and private placement warrants		21,137,500
Transfer of public warrants to Level 1 measurement		(5,520,000)
Transfer of private warrants to Level 2 measurement		$ (5,160,000)